Document and Entity Information	Oct. 29, 2020
Cover [Abstract]
Entity Registrant Name	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP
Amendment Flag	false
Entity Central Index Key	0000943452
Document Type	8-K
Document Period End Date	Oct. 29, 2020
Entity Incorporation State Country Code	DE
Entity File Number	033-90866
Entity Tax Identification Number	25-1615902
Entity Address, Address Line One	30 Isabella Street
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212
City Area Code	(412)
Local Phone Number	825-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	WAB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false